Dec. 27, 2017

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 27, 2017

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED DECEMBER 27, 2017,

OF CLEARBRIDGE AGGRESSIVE GROWTH FUND

On or about January 30, 2018, all outstanding Class B shares of the fund will be converted into Class A shares of the fund. The following disclosure related to Class B shares supplements the Summary Prospectus, Prospectus and Statement of Additional Information dated December 27, 2017 and applies up until January 30, 2018.

2.	Prior to January 30, 2018, the section of the fund’s Prospectus titled “Fees and expenses of the fund” includes the following disclosure with respect to Class B shares:

The fund no longer offers Class B shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment until January 29, 2018 and incoming exchanges until January 26, 2018.

Shareholder fees
(fees paid directly from your investment)
Class B
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	5.00
Small account fee[5]	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Class B
Management fees	0.69
Distribution and/or service (12b-1) fees	1.00
Other expenses	0.89
Total annual fund operating expenses	2.58
Fees waived and/or expenses reimbursed[6]	(0.33)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	2.25
[3]	Maximum deferred sales charge (load) may be reduced over time.
[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.
[6]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 2.25% for Class B shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class B (with redemption at end of period)	728	1,038	1,409	2,503
Class B (without redemption at end of period)	228	738	1,309	2,503

3.	Prior to January 30, 2018, the section of the fund’s Prospectus titled “Performance” includes the following disclosure with respect to Class B shares:

The performance of Class B shares is as follows:

Average annual total returns
(for periods ended December 31, 2016)
	1 year	5 years	10 years
Other Classes (Return before taxes only)
Class B	(0.41)	13.41	6.04
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)[1]	7.39	14.44	8.28